Note 8 - Variable Interest Entities - Financial Information of the Company's VIEs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total assets
Total liabilities
Net Revenues		33,679	¥ 108,133
Net loss		(4,598)	(14,554)
Net cash generated from (used in) operating activities		(11,536)	37,943
Net cash (used in) generated from investing activities		2,601	(31,682)
Net cash generated from financing activities